Consolidated Statements of Financial Position - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets
Cash	$ 4,974,478	$ 14,376,282	$ 14,409,996
Short-term investments (Note 2)	0	589,275	0
Accounts receivable (Note 4)	493,925	292,849
Prepaids and other current assets (Note 5)	1,957,727	758,917	150,923
Inventory (Note 6)	524,582	1,116,880
	7,950,712	17,134,203	14,560,919
Property and equipment (Note 7)	8,278,170	9,364,210	947,107
Patents and licenses (Note 8)	456,250	449,676	426,813
Intangible assets (Note 9)	839,637	876,865
Goodwill (Note 22)	7,681,003	7,681,003
	25,205,772	35,505,957	15,934,839
Liabilities
Accounts payable and accrued liabilities (Note 10)	810,593	1,624,344	515,421
	810,593	1,624,344	515,421
Deferred tax liability (Note 22)	1,298,367	1,596,307
Deferred rent	24,031	42,665
	2,132,991	3,263,316	515,421
Shareholders' Equity
Share capital (Note 11(b))	103,616,221	103,357,862	81,027,171
Warrants (Note 12)	5,985,378	5,985,378	2,013,747
Contributed surplus (Note 13)	32,102,967	29,062,874	25,618,159
Accumulated other comprehensive loss	(1,758,632)	(2,088,117)	(2,388,987)
Deficit	(116,873,153)	(104,075,356)	(90,850,672)
	23,072,781	32,242,641	15,419,418
	$ 25,205,772	$ 35,505,957	$ 15,934,839